FINANCE COSTS, NET	12 Months Ended
Dec. 31, 2023
Finance costs [Abstract]
Finance Costs, Net	Finance Costs, Net

For the years ended December 31	2023	2022
Interest expense[1]	$387	$366
Amortization of debt issue costs	1	1
Interest on lease liabilities	5	4
Loss on interest rate hedges	1	1
Interest capitalized[2]	(42)	(29)
Accretion	87	66
Gain on debt extinguishment	—	(14)
Finance income	(269)	(94)
Total	$170	$301
[1]Interest in the consolidated statements of cash flow is presented on a cash basis. In 2023, cash interest paid was $300 million (2022: $305 million).
[2]For the year ended December 31, 2023, the general capitalization rate was 6.60% (2022: 6.20%).